Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2023
Revenue, operating profit and segment analysis
Summary of analysis by business segments

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m
Risk	2,474	2,909	3,133	915	1,078	1,165
Scientific, Technical & Medical	2,649	2,909	3,062	1,001	1,100	1,165
Legal	1,587	1,782	1,851	326	372	393
Exhibitions	534	953	1,115	10	162	319
Sub-total	7,244	8,553	9,161	2,252	2,712	3,042
Unallocated central costs and other operating items	-	-	-	(42)	(29)	(12)
Total	7,244	8,553	9,161	2,210	2,683	3,030

Summary of classification of revenue

2021	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,957	1,215	1,049	100	4,321
Europe	342	602	341	187	1,472
Rest of world	175	832	197	247	1,451
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by format
Electronic	2,453	2,334	1,385	58	6,230
Face-to-face	13	2	9	476	500
Print	8	313	193	-	514
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by type
Subscriptions	989	1,970	1,255	-	4,214
Transactional	1,485	679	332	534	3,030
Total revenue	2,474	2,649	1,587	534	7,244

2022	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,317	1,391	1,213	180	5,101
Europe	384	614	357	445	1,800
Rest of world	208	904	212	328	1,652
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by format
Electronic	2,890	2,573	1,582	67	7,112
Face-to-face	11	5	10	886	912
Print	8	331	190	-	529
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by type
Subscriptions	1,135	2,139	1,381	-	4,655
Transactional	1,774	770	401	953	3,898
Total revenue	2,909	2,909	1,782	953	8,553

2 Revenue, operating profit and segment analysis (continued)

2023	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,476	1,439	1,254	217	5,386
Europe*	429	666	386	427	1,908
Rest of world	228	957	211	471	1,867
Total revenue	3,133	3,062	1,851	1,115	9,161

Revenue by format
Electronic	3,111	2,762	1,667	85	7,625
Face-to-face	14	7	9	1,030	1,060
Print	8	293	175	-	476
Total revenue	3,133	3,062	1,851	1,115	9,161

Revenue by type
Subscriptions	1,255	2,261	1,460	-	4,976
Transactional	1,878	801	391	1,115	4,185
Total revenue	3,133	3,062	1,851	1,115	9,161
*	Europe includes revenue of £602m from the United Kingdom (2022: £544m; 2021: £476m).

Summary of analysis of revenue by geographical origin

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2021 £m	2022 £m	2023 £m
North America	4,204	5,002	5,325
Europe	2,547	2,974	3,117
Rest of world	493	577	719
Total	7,244	8,553	9,161

Summary of analysis by business segment expenditure

ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Total depreciation and other amortisation
	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m	2021 £m	2022 £m	2023 £m
Risk	208	155	79	83	122	139	186	204	194	93	94	92
Scientific, Technical & Medical	58	206	3	87	103	108	63	60	59	144	119	136
Legal	12	33	42	145	186	193	27	12	11	220	229	247
Exhibitions	9	-	8	24	28	37	22	20	16	30	49	39
Total	287	394	132	339	439	477	298	296	280	487	491	514

Summary of analysis of non-current assets by geographical location

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2022 £m	2023 £m
North America	9,821	9,149
Europe	2,193	2,141
Rest of world	460	459
Total	12,474	11,749

Summary of reconciliation of operating profit to adjusted operating profit

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2021 £m	2022 £m	2023 £m
Operating profit	1,884	2,323	2,682
Adjustments:
Amortisation of acquired intangible assets	298	296	280
Acquisition-related items	21	62	56
Reclassification of tax in joint ventures and associates	7	4	12
Reclassification of finance income in joint ventures and associates	-	(2)	-
Adjusted operating profit	2,210	2,683	3,030